Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Total Sales	$ 17,476	$ 23,892	$ 28,944
Net Total Sales, percent	100.00%	100.00%	100.00%
UNITED STATES
Net Total Sales	$ 10,356	$ 14,062	$ 21,271
Net Total Sales, percent	59.00%	59.00%	73.00%
GERMANY
Net Total Sales	$ 2,797	$ 4,568	$ 6,210
Net Total Sales, percent	16.00%	19.00%	22.00%
Netherlands
Net Total Sales	$ 2,299	$ 1,901	$ 0
Net Total Sales, percent	13.00%	8.00%	0.00%
Total
Net Total Sales	$ 15,452	$ 20,531	$ 27,481
Net Total Sales, percent	88.00%	86.00%	95.00%